Commitments and Contingencies (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Commitments and Contingencies [Abstract]
Total commitments	$ 10,600,000	$ 1,364,625